Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares designated	1,000,000	1,000,000	1,000,000
Common stock, shares issued not disclosed	true
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares outstanding	151,941,922	136,961,021	128,907,407
Common stock, shares issued	151,941,922	136,961,021	128,907,407
Series B Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary Equity, Shares Authorized		5,000	5,000
Temporary Equity, Shares Outstanding		1,950	1,950
Series C Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary Equity, Shares Authorized		500,000	500,000
Temporary Equity, Shares Outstanding	548,850	145,966	13,333
Series D Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary Equity, Shares Authorized		100,000	100,000
Temporary Equity, Shares Outstanding	3,334	3,334	1,667
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares designated		1,000	1,000
Preferred stock, shares outstanding		1,000	1,000
Preferred stock, shares issued		1,000	1,000